Summary of Royalty Schedule (Parenthetical) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests	$ 668,288	$ 264,545
Non-depletable Royalties [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests	480,085
Depletable Royalties [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests	$ 188,203